Financial Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets and Financial Liabilities

The following table specifies financial assets and liabilities:

	June 30, 2024	December 31, 2023
	(EUR’000)
Financial assets by category
Trade receivables	49,163	35,874
Other receivables (excluding income tax and indirect tax receivables)	5,062	3,909
Marketable securities	—	7,275
Cash and cash equivalents	258,696	392,164
Financial assets measured at amortized cost	312,921	439,222
Total financial assets	312,921	439,222
Classified in the statement of financial position
Non-current assets	2,186	2,127
Current assets	310,735	437,095
Total financial assets	312,921	439,222

Financial liabilities by category
Borrowings
Convertible senior notes	432,190	407,095
Royalty funding liabilities	144,547	138,377
Lease liabilities	95,902	98,793
Trade payables and accrued expenses	99,527	94,566
Other liabilities (excluding income tax, indirect tax, and employee related payables)	302	—
Financial liabilities measured at amortized cost	772,468	738,831
Derivative liabilities	159,059	143,296
Financial liabilities measured at fair value through profit or loss	159,059	143,296
Total financial liabilities	931,527	882,127
Classified in the statement of financial position
Non-current liabilities	219,052	222,996
Current liabilities	712,475	659,131
Total financial liabilities	931,527	882,127

Summary of Fair Value Hierarchy

	June 30, 2024		December 31, 2023
	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level
	(EUR’000)				(1-3)
Financial assets
Marketable securities	—	—	7,275	7,266	1
Financial assets measured at amortized cost	—	—	7,275	7,266
Financial liabilities
Convertible senior notes	432,190	412,122	407,095	385,410	3
Royalty funding liabilities	144,547	147,345	138,377	143,975	3
Financial liabilities measured at amortized cost	576,737	559,467	545,472	529,385
Derivative liabilities	159,059	159,059	143,296	143,296	3
Financial liabilities measured at fair value through profit or loss	159,059	159,059	143,296	143,296

Movements in Level 3 Fair Value Measurements

The following table specifies movements in level 3 fair value measurements:

	2024	2023
	(EUR’000)
Derivative liabilities
January 1	143,296	157,950
Remeasurement recognized in finance (income) or expense	15,763	(71,565)
June 30	159,059	86,385

Summary of Maturity Analysis For Financial Liabilities	The following table summarizes maturity analysis (on an undiscounted basis) for non-derivative financial liabilities recognized in the unaudited condensed consolidated statements of financial position at June 30, 2024.

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
Financial liabilities
June 30, 2024
Borrowings (excluding lease liabilities)	18,902	759,073	38,700	816,675	576,737
Lease liabilities	14,802	51,632	44,312	110,746	95,902
Trade payables, accrued expenses and other liabilities	99,829	—	—	99,829	99,829
Total financial liabilities	133,533	810,705	83,012	1,027,250	772,468